Note 10 - Revenue - Contract Balances (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables	$ 956,500	$ 2,125,500
Opening balance	36,132	29,851
Contract liabilities	4,781	36,132
Closing balance	4,781	36,132
Net increase/(decrease)	$ (31,351)	$ 6,281